Spin-off	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Spin-off

3.	Spin-off.

On January 30, 2015, FRP Holdings, Inc. (Nasdaq GM: FRPH) (the “Company”) completed the spin-off of its transportation business into a new, separately traded public company - Patriot Transportation Holding, Inc. (Nasdaq GM: PATI) (“Patriot”) - resulting in FRPH becoming a pure real estate company. As a result, the former transportation segment is reported as a discontinued operation without any corporate overhead allocation. Hence, all corporate overhead attributable to the transportation group through the date of the spin-off is included in “corporate expense” on the Company’s historical consolidated income statements.

The results of operations associated with discontinued operations were as follows (in thousands):

	Years Ended September 30,
	2015	2014	2013
Revenue	$41,800	129,162	112,120

Cost of operations	38,195	121,134	101,001
Operating profit	3,605	8,028	11,119
Interest expense	(33)	(102)	(19)
Income before income taxes	3,572	7,926	11,100
Provision for income taxes	1,393	3,091	4,329
Income from discontinued operations	$2,179	4,835	6,771

The following table presents the carrying value of the major categories of assets and liabilities of discontinued operations reflected on the Company’s consolidated balance sheets at September 30, 2014:

Property and equipment, net	$42,174
Accounts receivable, net	7,119
Deferred costs	11,809
Other assets	32
Assets of discontinued operation	$61,134

Line of credit	$7,282
Accounts payable and accrued liabilities	11,489
Deferred compensation	717
Deferred income taxes	8,924
Liabilities of discontinued operation	$28,412